[ROPES & GRAY LETTERHEAD APPEARS HERE]

June 29, 2005	Michael T. Cappucci (617) 951-7418 michael.cappucci@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-0405

Attention: Max A. Webb/Rolaine Bancroft – Legal

Cari Kerr/Michael Fay – Accounting

Re:	SEC Comment Letter dated May 17, 2005

Loews Cineplex Entertainment Corporation

Registration Statement on Form S-4 filed on April 18, 2005 (File No. 333-124111)

Ladies and Gentlemen:

On behalf of Loews Cineplex Entertainment Corporation, a New York corporation (the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933, and the rules and regulations promulgated thereunder, please find attached for filing with the Securities and Exchange Commission (the “Commission”) via EDGAR a complete copy (including certain exhibits) of Amendment No. 1 to the above-referenced Registration Statement on Form S-4. A copy of Amendment No. 1 to the Registration Statement has been manually signed in accordance with Rule 302 of Regulation S-T and the signature pages thereto will be retained by the Company for a period of five years.

On June 20, 2005, subsequent to our receipt of the comment letter to John J. Walker of the Company, dated May 17, 2005 from the staff of the Commission (the “Comment Letter”) our holding company, LCE Holdings, Inc., entered into a definitive merger agreement (the “Merger Agreement”) with the holding company of AMC Entertainment Inc., one of the world’s leading film exhibition companies. Completion of the merger is subject to the satisfaction of customary closing conditions for transactions of this type. We believe that AMC would be deemed to be the acquirer of the Company for accounting purposes, and we have included disclosure in Amendment No. l of the facts that support that conclusion.

This amendment reflects certain revisions to the Registration Statement, as filed with the Commission on April 18, 2005, (i) in response to the Comment Letter, (ii) to disclose the Merger Agreement and certain risks related to our possible merger with AMC, (iii) to update the financial tables and related financial information for the Company’s first quarter ended March 31, 2005 and (iv) to include the financial statements of AMC in accordance with Rules 3-05 and 3-10 of Regulation S-X.

Securities and Exchange Commission	-2-	June 29, 2005

For your convenience, the Company is supplementally providing to the staff four (4) typeset copies of Amendment No. 1 to the Registration Statement, which have been marked to indicate the changes from the Registration Statement filed with the Commission on April 18, 2005.

For reference purposes, the staff’s comments as reflected in the Comment Letter, are reproduced in bold in numerical sequence in this letter, and the corresponding responses of the Company are shown below each comment.

General

1.	We note that you are registering the exchange offer in reliance on our position enunciated in Exxon Capital Holdings Corp., SEC No-Action Letter (April 13, 1989). See also Morgan Stanley & Co. Inc., SEC No-Action Letter (June 5, 1991) and Shearman & Sterling, SEC No-Action Letter (July 2, 1993). Accordingly, with the next amendment, please provide us with a supplemental letter stating that you are registering the exchange offer in reliance on our position contained in these letters and include the representations contained in the Morgan Stanley and Shearman & Sterling no-action letters.

Response:	Attached hereto as Annex A is a letter from the Company to the staff, which includes the requested statements and representations.

2.	Provide a currently dated consent from the independent public accountant in all amended registration statements.

Response:	The requested consents from the independent registered public accounting firms are included as exhibits to the Registration Statement.

3.	The financial statements should be updated, as necessary, to comply with Rule 3-12 of Regulation S-X.

Response:	The financial statements have been revised as necessary to comply with Rule 3-12 of Regulation S-X.

4.	Please provide the financial statements of Megabox as required by Rule 3-09 of Regulation S-X.

Response:	The required information has been added to the financial statements.

Securities and Exchange Commission	-3-	June 29, 2005

Cover page

5.	Please confirm supplementally that the offer will be open for at least 20 full business days to ensure compliance with Rule 14e-1(a). Further, please confirm that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to the applicable provisions of Rule 424.

Response:	The Company acknowledges the requirements of Rule 14e-1(a) and confirms that the offer will be open for at least 20 full business days and that the expiration date will be included in the final prospectus disseminated to security holders and filed pursuant to Rule 424.

Inside Front and Outside Back Cover pages

6.	We could not locate the information required by Item 2(1) and (2) of Form S-4. Please revise or advise.

Response:	The required information has been added to the inside front cover page of the prospectus.

Prospectus Summary, page 1

7.	Please revise your summary to include a brief discussion of your present financial condition.

Response:	The summary has been revised to include the requested updated information.

Description of the Exchange Notes, page 7

Guarantees, page 7

8.	Revise to clarify, if true, that the guarantees are full as well as unconditional, joint and several.

Response:	The requested change has been made.

Optional Redemption, page 7

9.	Please revise to clarify the term “make-whole” premium. Is the make-whole premium the same as the “applicable premium” that you discuss on pages 97 and 123?

Securities and Exchange Commission	-4-	June 29, 2005

Response:	The term “make-whole” premium has been removed and replaced with the phrase “applicable premium” to indicate that it is the same premium discussed on pages 110 and 136.

Risk Factors, page 14

General

10.	Revise your subheadings to ensure that it reflects the risk that you discuss in your text. Some of your subheadings merely state facts about your company, such as “We may not be able to generate sufficient cash flow” on page 17; “We operate through several joint ventures” on page 18; “Transactions meeting specified criteria will not require us to make a change of control offer” on page 21; “Certain participants in the exchange offer must deliver a prospectus” on page 21; “There may be no active trading market for the exchange notes” on page 22 and “There are many risks inherent in our international operations” on page 25. Succinctly state in your subheadings the risk that may result from the facts or uncertainties.

Response:	The requested changes have been made to the Risk Factors subheadings.

11.	Consider adding a risk factor to discuss the risk to investors of the optional redemption feature of the notes, if material.

Response:	We considered adding a risk factor to address the risk to investors posed by the optional redemption feature of the notes, but have determined that the feature is unlikely to present a material risk to investors.

12.	Consider adding a risk factor to discuss your exposure to foreign currency exchange risk, if material.

Response:	The Registration Statement has been revised to include a separate risk factor in response to the staff’s comment.

13.	Consider adding a risk factor to discuss that your senior secured credit facility requires that you must prepay the outstanding terms loans as discussed on page 91.

Response:

We have revised the risk factor on page 18 to include a reference to the prepayment requirements of the Company’s senior secured credit facility. Because these requirements are related to the notes’ junior status to the senior secured credit facility, a

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risk already disclosed in the Registration Statement, we do not believe that a separate risk factor is necessary.

Our level of indebtedness and substantial lease and debt obligations, page 14

14.	Consider revising to address in a separate risk factor the risks associated with an increase in interest rates.

Response:	The Registration Statement has been revised to include a separate risk factor in response to the staff’s comment.

The terms of our senior secured credit facility, page 15

15.	If there is a significant likelihood that you may not be able to meet the financial ratios and covenants, please discuss that here.

Response:	The Company does not believe there is a significant likelihood that it will not be able to meet the financial ratios and covenants. As provided in response to the staff’s comment 24 below, as of March 31, 2005, the Company believed it had sufficient capacity to meet the financial ratios and covenants under its senior secured credit facility.

Our internal controls over financial reporting may not be adequate, page 22

16.	We note your disclosure on page 22 of Risk Factors, stating that you have identified areas of internal control over financial reporting requiring improvement. Please tell us if any of these areas have been deemed to constitute a material weakness. Expand your disclosure as to the changes in internal controls you intend to undertake or have implemented at this time to prevent future errors, and describe any impact to the financial statements.

Response:	The Registration Statement has been revised to respond to the staff’s comment. Please be advised that we have not identified any area to-date which has been deemed to constitute a material weakness.

The Exchange Offer, page 32

Terms of the Exchange Offer, page 33

17.	We note your reservation of the right to amend the terms of the offer. Please revise to indicate that, in the event of a material change in the offer, including the waiver of a

Securities and Exchange Commission	-6-	June 29, 2005

material condition, you will extend the offer period if necessary so that at least five business days remain in the offer following notice of the material change.

Response:	The Registration Statement has been revised on page 35 in response to the second sentence of this comment.

Unaudited Pro-Forma Consolidated Statement of Operations, footnote (d), page 44

18.	Please expand footnote disclosure to explain the basis for elimination of the “Loss on early extinguishment of debt.”

Response:	The footnote disclosure has been expanded to respond to this comment.

Management’s Discussion and Analysis

Results of Operations, page 52

19.	Please separately quantify and discuss both film rental fees and theatre leasing expense for each period presented.

Response:	The MD&A discussion for theatre operating and other expenses has been expanded to discuss both film costs and rent expense in order to respond to this comment.

Combined Year Ended December 31, 2004

Compared to Year Ended December 31, 2003, page 52

20.	Please discuss the reason for the decrease in attendance volume and quantify the percentage decrease in attendance for comparable theatres that have been open for the entire 52-week period.

Response:	The MD&A discussion has been expanded to include additional detail related to the change in attendance in order to respond to this comment.

Liquidity and Capital Resources, page 58

Cash Flows, page 58

21.

Please provide a detailed discussion on the restrictions on movement of cash out of each of your significant foreign investments. Provide a similar discussion for your significant domestic investments. As part of your discussion, provide a table of dividends received from each investment and reconcile this amount, if related, to your share of partnership

Securities and Exchange Commission	-7-	June 29, 2005

EBITDA. Finally, where meaningful and appropriate, provide EBITDA and/or Attributable EBITDA amounts in both note 18 and note 22 for the separately reported components. Explain to us the basis for your presentation concerning the omission or inclusion of these amounts.

Response:	The Registration Statement has been revised to address the restrictions on movements of cash out of each of the Company’s significant foreign and domestic investments.

With respect to the presentation of EBITDA and Attributable EBITDA in note 18, we do not believe such disclosure to be appropriate as, although the Company’s chief operating decision maker utilizes EBITDA as a measure of profit, management believes that, consistent with the guidelines of paragraph 30 of FAS 131, Operating Income is the measure determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the Company’s consolidated financial statements.

With respect to the presentation of EBITDA and Attributable EBITDA in note 22, we do not believe such disclosure to be meaningful at the subsidiary guarantor/non-guarantor levels, as EBITDA and Attributable EBITDA, as utilized in the debt covenants, are measures of the Company’s combined consolidated performance which is defined to specifically include the performance of the non-guarantor subsidiaries and, accordingly, is not meaningful on a discrete subsidiary basis.

Lastly, with respect to inclusion of EBITDA and, in particular, Attributable EBITDA in either note 18 or note 22, such data does not readily agree to the face of the financial statements and, accordingly, would require additional reconciling data if presented. As the staff is aware from the forefront of the document, such reconciling data would be voluminous if required to be presented for all geographic areas and/or the consolidating information. Accordingly the Company does not believe the inclusion of these measures by geographic area and/or subsidiary grouping would provide sufficiently meaningful information to warrant the inclusion of this lengthy data.

22.	Please revise the first paragraph on page 59 to address both short-term and long-term liquidity. Long-term is greater than one year.

Response:	The Registration Statement has been revised to address both short term and long-term liquidity in response to the staff’s comment.

Securities and Exchange Commission	-8-	June 29, 2005

Capital Expenditures, page 60

23.	Please separately quantify your historical capital expenditures into its growth capital expenditure and maintenance capital expenditure components. Provide similar disaggregated information for your planned capital investments.

Response:	The Registration Statement has been revised to provide the additional information requested in order to respond to the staff’s comment.

Covenants, page 61

24.	Please provide in the filing the calculations for the financial performance covenant tests for the quarter ended March 31, 2005 and quantify the amount of any related “headroom.” Provide the calculations for any other significant covenants.

Response:	The Registration Statement has been revised to provide additional information relating to the U.S. and Mexican debt covenants in response to the staff’s comment.

Management, page 78

Executive Officers and Key Employees, page 78

25.	Please revise to disclose as applicable, the term of office and the period during which each officer has served in that capacity. Also, please describe briefly whether any officer was selected pursuant to any arrangement or understanding. Please refer to Item 401(b) of Regulation S-K.

Response:	The Registration Statement has been revised to disclose the term of office and the period during which each officer has served in that capacity. We confirm supplementally that no officers were selected pursuant to any arrangement or understanding.

Board of Directors, page 79

26.	Please revise to disclose as applicable, the term of office and the period during which each director has served in that capacity. Also, please describe briefly whether any director was selected pursuant to any arrangement or understanding. Please refer to Item 401(a) of Regulation S-K.

Securities and Exchange Commission	-9-	June 29, 2005

Response:	The Registration Statement has been revised to disclose the term of office and the period during which each director has served in that capacity, as well as the arrangement pursuant to which certain of the directors were selected.

Certain Relationships and Related Transactions, page 85

Management Stockholders Agreement, page 85

27.	Please revise to briefly describe “tag-along” and “drag-along” rights.

Response:	Management Stockholders Agreement sub-section has been revised to briefly describe “tag-along” and “drag-along” rights.

Description of Senior Secured Credit Facility, page 90

28.	Please revise to briefly describe the term “swingline loan.”

Response:	The requested description of “swingline loan” has been added.

Combined Consolidated Statement of Cash Flows, page F-8

29.	Please revise your cash flow statement to show a separate reconciling item reflecting the effect of discontinued operations on cash.

Response:	The Company believes that the current presentation of its cash flow statement, showing the effect of the Company’s discontinued operations as a reconciling item from net income/(loss) to net cash provided by operating activities, is an acceptable presentation under FAS 95. In addition, as the entity classified as held for sale has historically not made distributions to the Company, the Company believes that the current presentation is more meaningful to the reader. Accordingly, the requested change has not been made.

Note 2 – Summary of Significant Accounting Policies, page F-10

30.	We note that certain film rental costs are based on the performance of a film over the duration of play. Please disclose the significant assumptions and contingencies associated with these estimates.

Response:	Additional disclosure has been added in response to this comment.

Securities and Exchange Commission	-10-	June 29, 2005

Note 4 – Variable Interest Entities, page F-16

31.	We note that you have concluded that your investment in MJT met the definition of a VIE and you were also deemed to be the primary beneficiary. It is unclear, however, whether you have a variable interest in any variable interest entities where you are not the primary beneficiary. Please disclose the basis for your accounting for your other joint venture investments as it pertains to FIN 46(R) and provide any disclosures required by paragraph 24.

Response:	The Registration Statement has been revised to address any additional variable interest entities in response to the staff’s comment.

The Company confirms supplementally that its joint venture investments in Spain and South Korea are not within the scope of FIN 46(R), as they have been deemed to be businesses under the definition in FIN 46(R) Appendix C and do not meet any of the conditions outlined in FIN 46(R) paragraph 4(h) that would preclude the business scope exception.

In addition, the Company’s remaining domestic joint venture investments, other than MJT, individually and in the aggregate, are not significant with respect to 1) the Company’s maximum exposure to loss from the joint venture investments in relation to the Company’s financial position and 2) the Company’s share of the joint venture investments’ expected losses and residual returns in relation to its results of operations. Therefore, in accordance with FIN 46(R) paragraph 24, no additional disclosure is required.

Note 20 – Stock Option Plan and Appreciation Rights Agreement, page F-36

32.	Please disclose your accounting for the options issued under the Option Plan and explain in the notes the basis for your presentation. Refer to paragraphs 12 -14 of FIN 44.

Response:	Additional disclosure has been added in response to this comment. The entities that issued the stock options are the parent companies of Loews Cineplex Entertainment and the employees who received the stock option grants are employees of an entity that is part of the consolidated group. Accordingly, the Company believes that it meets the exception noted in FIN 44 Paragraph 14, and that use of APB 25 is therefore appropriate.

Exhibit 5.1

33.	We note that New York is the jurisdiction that governs the indentures. Please revise to provide a legal opinion as to whether the notes are legal, valid and binding obligations

Securities and Exchange Commission	-11-	June 29, 2005

of the issuer and the guarantors in the State of New York. Also we are unable to locate the opinions dealing with the California, Connecticut, Illinois, Massachusetts, Maryland, New Jersey, New York, Ohio, Pennsylvania, Texas and Virginia guarantors. Please file them with the next amendment.

Response:	We have revised our legal opinion and filed as exhibits the supporting legal opinions dealing with the guarantors in Connecticut, Illinois, Maryland, New York, Ohio, Pennsylvania, Texas and Virginia in response to the staff’s comment. Our revised legal opinion also covers fifteen of the eighteen guarantors organized in New Jersey. We will file the supporting legal opinion for the remaining New Jersey guarantors (Loews Freehold Mall Cinemas, Inc., Music Makers Theaters, Inc., and Jersey Garden Cinemas, Inc.) by amendment.

We hope that the foregoing has been responsive to the staff’s comments. If you should have any questions about this letter or require any further information, please call the undersigned at (617) 951-7418 or Jane D. Goldstein of Ropes & Gray LLP at (617) 951-7431.

Very truly yours,

/s/ Michael T. Cappucci

Michael T. Cappucci

Attachments

cc:	Travis Reid

John J. Walker

Michael Politi

Bryan Berndt

Jane D. Goldstein, Esq.

William M. Shields, Esq.